Accounts receivable and unbilled receivable	12 Months Ended
Dec. 31, 2023
Accounts Receivable and Unbilled Receivable [Abstract]
Accounts receivable and unbilled receivable
4.	Accounts receivable and unbilled receivable

Accounts receivables consisted of the following as of December 31, 2023 and 2022:

	2023	2022
	In thousands of USD
Accounts receivables	$3,659	$3,117
Unbilled receivables	804	428
Total	$4,463	$3,545

There was no allowance for doubtful accounts recognized as of December 31, 2023 and 2022, respectively. The accounts receivable amounted to $4,463,215 was fully collected till report date.